RELATED PARTIES - Executive Directors' and Prescribed Officers' Remuneration (Details)		12 Months Ended
	Apr. 01, 2022 ZAR (R)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) ZAR (R)	Dec. 31, 2020 USD ($) ZAR (R)
Disclosure of transactions between related parties [line items]
Single total figure of remuneration | $			$ 2,151,200	$ 2,151,000	$ 1,485,000
Convenience conversation average exchange rate USD/ZAR)		16.3655		14.7842	16.4506
Deferred Share Plan (DSP) | Minimum
Disclosure of transactions between related parties [line items]
Vesting period		3 years	3 years
Deferred Share Plan (DSP) | Maximum
Disclosure of transactions between related parties [line items]
Vesting period		5 years	5 years
Executive Directors
Disclosure of transactions between related parties [line items]
Pension scheme benefits		R 6,911,000
Cash in lieu of dividends		435,000
Other benefits		3,686,000
Other Payments		13,082,000
Single total figure of remuneration		143,418,000	$ 8,764,000	$ 5,636,000	$ 3,138,000
Executive Directors | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		87,731,000
Executive Directors | Sign-on awards granted
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
A Calderon
Disclosure of transactions between related parties [line items]
Pension scheme benefits		6,481,000
Cash in lieu of dividends		0
Other benefits		162,000
Other Payments		0
Single total figure of remuneration		116,008,000	7,089,000	2,761,000	0
A Calderon | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		83,180,000
A Calderon | Sign-on awards granted
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
KC Ramon
Disclosure of transactions between related parties [line items]
Pension scheme benefits		430,000
Cash in lieu of dividends		435,000
Other benefits		3,524,000
Other Payments		13,082,000
Single total figure of remuneration		27,410,000	1,675,000	2,875,000	3,138,000
KC Ramon | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		4,551,000
KC Ramon | Sign-on awards granted
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Total prescribed officers
Disclosure of transactions between related parties [line items]
Pension scheme benefits		3,452,000
Cash in lieu of dividends		834,000
Other benefits		5,260,000
Other Payments		863,000
Single total figure of remuneration		234,266,000	14,314,000	14,289,000	14,490,000
Total prescribed officers | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		136,380,000
Total prescribed officers | Sign-on awards granted
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		33,548,000
L Ali
Disclosure of transactions between related parties [line items]
Pension scheme benefits		0
Cash in lieu of dividends		0
Other benefits		787,000
Other Payments		0
Single total figure of remuneration		47,610,000	2,909,000	0	0
L Ali | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		20,092,000
L Ali | Sign-on awards granted
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	R 19,111,000	19,111,000
L Ali | Sign-on awards, cash
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	R 5,525,000
Vesting period	2 years
L Ali | Sign-on awards, shares
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	R 13,586,000
Vesting period	2 years
SD Bailey
Disclosure of transactions between related parties [line items]
Pension scheme benefits		0
Cash in lieu of dividends		225,000
Other benefits		1,177,000
Other Payments		0
Single total figure of remuneration		30,298,000	1,851,000	1,673,000	2,019,000
SD Bailey | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		20,882,000
SD Bailey | Sign-on awards granted
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
I Boninelli
Disclosure of transactions between related parties [line items]
Pension scheme benefits		0
Cash in lieu of dividends		0
Other benefits		3,000
Other Payments		0
Single total figure of remuneration		1,510,000	92,000	605,000	0
I Boninelli | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
I Boninelli | Sign-on awards granted
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
TJ Briggs
Disclosure of transactions between related parties [line items]
Pension scheme benefits		374,000
Cash in lieu of dividends		0
Other benefits		677,000
Other Payments		0
Single total figure of remuneration		33,621,000	2,054,000	0	0
TJ Briggs | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		13,060,000
TJ Briggs | Sign-on awards granted
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	R 14,437,000	14,437,000
Vesting period	3 years
VA Chamberlain
Disclosure of transactions between related parties [line items]
Pension scheme benefits		137,000
Cash in lieu of dividends		124,000
Other benefits		18,000
Other Payments		321,000
Single total figure of remuneration		4,547,000	278,000	606,000	0
VA Chamberlain | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		2,664,000
VA Chamberlain | Sign-on awards granted
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
L Eybers
Disclosure of transactions between related parties [line items]
Pension scheme benefits		312,000
Cash in lieu of dividends		401,000
Other benefits		814,000
Other Payments		0
Single total figure of remuneration		40,794,000	2,493,000	2,291,000	2,686,000
L Eybers | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		28,281,000
L Eybers | Sign-on awards granted
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
MC Godoy
Disclosure of transactions between related parties [line items]
Pension scheme benefits		1,645,000
Cash in lieu of dividends		0
Other benefits		1,224,000
Other Payments		0
Single total figure of remuneration		37,972,000	2,320,000	2,857,000	0
MC Godoy | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		25,282,000
MC Godoy | Sign-on awards granted
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
I Kramer
Disclosure of transactions between related parties [line items]
Pension scheme benefits		271,000
Cash in lieu of dividends		0
Other benefits		40,000
Other Payments		542,000
Single total figure of remuneration		9,919,000	606,000	598,000	468,000
I Kramer | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		6,899,000
I Kramer | Sign-on awards granted
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
L Marwick
Disclosure of transactions between related parties [line items]
Pension scheme benefits		713,000
Cash in lieu of dividends		84,000
Other benefits		520,000
Other Payments		0
Single total figure of remuneration		27,995,000	1,711,000	1,433,000	1,241,000
L Marwick | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		19,220,000
L Marwick | Sign-on awards granted
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Exited prescribed officers
Disclosure of transactions between related parties [line items]
Pension scheme benefits		0
Cash in lieu of dividends		0
Other benefits		0
Other Payments		0
Single total figure of remuneration		0	0	4,226,000	8,076,000
Exited prescribed officers | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
Exited prescribed officers | Sign-on awards granted
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled		0
KPM Dushnisky
Disclosure of transactions between related parties [line items]
Single total figure of remuneration | $			$ 0	$ 2,800,000	$ 3,300,000
ZAR denominated | Executive Directors
Disclosure of transactions between related parties [line items]
Base Salary		3,052,000
ZAR denominated | A Calderon
Disclosure of transactions between related parties [line items]
Base Salary		0
ZAR denominated | KC Ramon
Disclosure of transactions between related parties [line items]
Base Salary		3,052,000
ZAR denominated | Total prescribed officers
Disclosure of transactions between related parties [line items]
Base Salary		15,079,000
ZAR denominated | L Ali
Disclosure of transactions between related parties [line items]
Base Salary		0
ZAR denominated | SD Bailey
Disclosure of transactions between related parties [line items]
Base Salary		5,037,000
ZAR denominated | I Boninelli
Disclosure of transactions between related parties [line items]
Base Salary		1,507,000
ZAR denominated | TJ Briggs
Disclosure of transactions between related parties [line items]
Base Salary		0
ZAR denominated | VA Chamberlain
Disclosure of transactions between related parties [line items]
Base Salary		1,058,000
ZAR denominated | L Eybers
Disclosure of transactions between related parties [line items]
Base Salary		0
ZAR denominated | MC Godoy
Disclosure of transactions between related parties [line items]
Base Salary		0
ZAR denominated | I Kramer
Disclosure of transactions between related parties [line items]
Base Salary		2,167,000
ZAR denominated | L Marwick
Disclosure of transactions between related parties [line items]
Base Salary		5,310,000
ZAR denominated | Exited prescribed officers
Disclosure of transactions between related parties [line items]
Base Salary		0
USD/AUD denominated | Executive Directors
Disclosure of transactions between related parties [line items]
Base Salary		28,521,000
USD/AUD denominated | A Calderon
Disclosure of transactions between related parties [line items]
Base Salary		26,185,000
USD/AUD denominated | KC Ramon
Disclosure of transactions between related parties [line items]
Base Salary		2,336,000
USD/AUD denominated | Total prescribed officers
Disclosure of transactions between related parties [line items]
Base Salary		38,850,000
USD/AUD denominated | L Ali
Disclosure of transactions between related parties [line items]
Base Salary		7,620,000
USD/AUD denominated | SD Bailey
Disclosure of transactions between related parties [line items]
Base Salary		2,977,000
USD/AUD denominated | I Boninelli
Disclosure of transactions between related parties [line items]
Base Salary		0
USD/AUD denominated | TJ Briggs
Disclosure of transactions between related parties [line items]
Base Salary		5,073,000
USD/AUD denominated | VA Chamberlain
Disclosure of transactions between related parties [line items]
Base Salary		225,000
USD/AUD denominated | L Eybers
Disclosure of transactions between related parties [line items]
Base Salary		10,986,000
USD/AUD denominated | MC Godoy
Disclosure of transactions between related parties [line items]
Base Salary		9,821,000
USD/AUD denominated | I Kramer
Disclosure of transactions between related parties [line items]
Base Salary		0
USD/AUD denominated | L Marwick
Disclosure of transactions between related parties [line items]
Base Salary		2,148,000
USD/AUD denominated | Exited prescribed officers
Disclosure of transactions between related parties [line items]
Base Salary		R 0